PROPERTY, PLANT AND EQUIPMENT, NET - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [abstract]
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 17,400
Expense relating to short-term leases for which recognition exemption has been used	$ 3,400